Share-based Compensation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation (Details) [Line Items]
Shares granted (in Shares)			2,797,828	3,213,131
Share-based compensation expense	$ 1.5
Options outstanding			$ 113.8
Options exercisable			62.8
Intrinsic value of options exercised			18.4	$ 0.1
Stock based compensation			0.3	$ 0.1
Unrecognized compensation cost related to share-based payments			$ 0.4
Weighted-average period			7 years 36 days	7 years 73 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation (Details) [Line Items]
Awards granted (in Shares)	3,174,341
Share-based compensation expense		$ 0.1
Share-based Payment Arrangement, Option [Member]
Share-based Compensation (Details) [Line Items]
Shares granted (in Shares)		1,920,000
Estimated grant date fair value of options granted	$ 0.4
Minimum [Member]
Share-based Compensation (Details) [Line Items]
Vesting Period			4 years
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation (Details) [Line Items]
Vesting Period	3 years
Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation (Details) [Line Items]
Vesting Period	4 years
Maximum [Member]
Share-based Compensation (Details) [Line Items]
Vesting Period			10 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation (Details) [Line Items]
Vesting Period	4 years
Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation (Details) [Line Items]
Vesting Period	10 years
2016 Equity Incentive Plan [Member]
Share-based Compensation (Details) [Line Items]
Weighted-average period			2 years 219 days
2020 Equity Incentive Plan [Member]
Share-based Compensation (Details) [Line Items]
Shares granted (in Shares)			12,937,713